Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,238,435	$ 3,522,010	$ 2,336,831
Acquisitions	250,890	8,585	238,064
Acquisitions through business combinations (Note 25)		87,598	1,704,595
Disposals and cancellations	(42,643)	(29,438)	(7,889)
Disposals and cancellations through business combinations (Note 25)			(434,000)
Depreciation charges	(319,652)	(337,646)	(270,582)
Transfer to assets held for sale (Note 3)		(12,705)	(44,995)
Transfers			0
Translation differences	61	31	(14)
Property, plant and equipment, ending balance	3,127,091	3,238,435	3,522,010
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,909,134	4,931,598	3,662,905
Property, plant and equipment, ending balance	4,934,443	4,909,134	4,931,598
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,670,699)	(1,409,588)	(1,326,074)
Property, plant and equipment, ending balance	(1,807,352)	(1,670,699)	(1,409,588)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,177,262	3,520,067	2,271,500
Acquisitions	17,835	7,024	45,750
Acquisitions through business combinations (Note 25)		0	1,704,250
Disposals and cancellations	(42,641)	(29,386)	(7,814)
Disposals and cancellations through business combinations (Note 25)			(434,000)
Depreciation charges	(287,148)	(307,738)	(270,018)
Transfer to assets held for sale (Note 3)		(12,705)	(44,995)
Transfers			255,394
Translation differences	0	0	0
Property, plant and equipment, ending balance	2,865,308	3,177,262	3,520,067
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,815,910	4,927,324	3,595,692
Property, plant and equipment, ending balance	4,608,326	4,815,910	4,927,324
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,638,648)	(1,407,257)	(1,324,192)
Property, plant and equipment, ending balance	(1,743,018)	(1,638,648)	(1,407,257)
Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	63,668
Acquisitions	207,069	0	191,726
Acquisitions through business combinations (Note 25)		0	0
Disposals and cancellations	0	0	0
Disposals and cancellations through business combinations (Note 25)			0
Depreciation charges	0	0	0
Transfer to assets held for sale (Note 3)		0	0
Transfers			(255,394)
Translation differences	0	0	0
Property, plant and equipment, ending balance	207,069	0	0
Vessels under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	63,668
Property, plant and equipment, ending balance	207,069	0	0
Vessels under construction | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	58,908	0	0
Acquisitions	25,701	(549)	0
Acquisitions through business combinations (Note 25)		87,598
Disposals and cancellations	0	0	0
Disposals and cancellations through business combinations (Note 25)			0
Depreciation charges	(31,702)	(29,265)	0
Transfer to assets held for sale (Note 3)		0
Transfers			0
Translation differences	48	26	0
Property, plant and equipment, ending balance	52,955	58,908	0
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	88,182	0	0
Property, plant and equipment, ending balance	113,859	88,182	0
Right-of-use assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(29,274)		0
Property, plant and equipment, ending balance	(60,904)	(29,274)
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,265	1,943	1,663
Acquisitions	285	1,012	588
Acquisitions through business combinations (Note 25)		0	345
Disposals and cancellations	(2)	(52)	(75)
Disposals and cancellations through business combinations (Note 25)			0
Depreciation charges	(802)	(643)	(564)
Transfer to assets held for sale (Note 3)		0	0
Transfers			0
Translation differences	13	5	(14)
Property, plant and equipment, ending balance	1,759	2,265	1,943
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,042	4,274	3,545
Property, plant and equipment, ending balance	5,189	5,042	4,274
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,777)	(2,331)	(1,882)
Property, plant and equipment, ending balance	$ (3,430)	$ (2,777)	$ (2,331)